Risk Management Activities - Market Risk - Commodity Price - Narrative (Detail) R in Millions, $ in Millions, $ in Millions												1 Months Ended	2 Months Ended		4 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2020 $ / $	Jun. 30, 2019 ZAR-kg $ / oz $ / Boe oz	Jan. 31, 2019 $ / oz oz	Dec. 31, 2018 USD ($) $ / USD $ / oz oz	Oct. 31, 2018 USD ($) $ / USD kg	Sep. 30, 2018 USD ($) $ / USD	Jun. 30, 2018 USD ($) $ / USD	May 31, 2018 $ / USD	Mar. 31, 2018 $ / oz $ / oz oz	Feb. 28, 2018 $ / oz oz	Nov. 30, 2017 $ / t t	Jun. 30, 2019 l $ / oz $ / oz $ / t $ / Boe oz	Nov. 30, 2020 $ / t t	Jun. 30, 2017 l $ / Boe $ / t	Oct. 31, 2020 oz	Jan. 31, 2019 kg oz	Apr. 30, 2018 $ / per_oz oz	Jun. 30, 2020 oz	Dec. 31, 2021 USD ($) $ / oz ExchangeRates $ / Boe l oz	Dec. 31, 2021 AUD ($) $ / oz ExchangeRates $ / Boe l oz	Dec. 31, 2021 ZAR (R) $ / oz ExchangeRates $ / Boe l oz	Dec. 31, 2020 USD ($) oz	Dec. 31, 2020 AUD ($) oz	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 ZAR (R)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 AUD ($)	May 30, 2018 USD ($)
Disclosure of Financial Risk Management [line items]
Face amount of borrowings																			$ 1,200.0
Chile, Pesos
Disclosure of Financial Risk Management [line items]
Average strike rate	836.45																		836.45	836.45	836.45
Fair value hedges | Ghana | Cash settled swap transaction contracts
Disclosure of Financial Risk Management [line items]
Mark to market value, liabilities																			$ 3.1			$ (10.0)
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss																			0.3			(6.8)
Fair value hedges | Australia | Cash settled swap transaction contracts
Disclosure of Financial Risk Management [line items]
Mark to market value, assets																			2.0					$ 2.7
Mark to market value, liabilities																						5.1					$ 6.6
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss																			0.6	$ 0.8		(3.4)	$ (4.9)
Unrealized gain (loss) on hedge ineffectiveness																			7.0	$ 9.3		5.5	$ 8.0
Commodity price risk | Ghana | Cash settled swap transaction contracts
Disclosure of Financial Risk Management [line items]
Unrealized gain (loss) on hedge ineffectiveness																			13.1			(10.1)
Average swap price | $ / t												575		457.2
Commodity price risk | Ghana | Cash settled swap transaction contracts | Brent crude
Disclosure of Financial Risk Management [line items]
Mark to market value, liabilities																			$ (3.1)
Swap price per barrel hedged | $ / Boe																			75.8	75.8	75.8
Volume of diesel hedged | l																			41,900,000	41,900,000	41,900,000
Commodity price risk | Australia | Cash settled swap transaction contracts | Brent crude
Disclosure of Financial Risk Management [line items]
Mark to market value, liabilities																						(2.0)		$ (2.7)
Swap price per barrel hedged | $ / Boe																			74.0	74.0	74.0
Volume of diesel hedged | l																			26,600,000	26,600,000	26,600,000
Commodity price risk | Fair value hedges | Peru
Disclosure of Financial Risk Management [line items]
Mark to market value, liabilities																						14.0
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss																			$ 45.8			0.0
Unrealized gain (loss) on hedge ineffectiveness																			14.0			$ 14.0
Number of tonnes committed under contract | t											29,400
Commodity price risk | Fair value hedges | Ghana
Disclosure of Financial Risk Management [line items]
Volume of gold hedged | oz												275,000					488,900					100,000	100,000
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss																			$ (114.5)
Commodity price risk | Fair value hedges | Ghana | Cash settled swap transaction contracts
Disclosure of Financial Risk Management [line items]
Swap price per barrel hedged | $ / Boe												75.8		61.4
Volume of diesel hedged | l												123,200,000		125,800,000
Benchmark price per barrel at time transaction | $ / Boe														49.8
Usage Percentage												5000.00%
Commodity price risk | Fair value hedges | Ghana | Cash settled swap transaction contracts | Brent crude
Disclosure of Financial Risk Management [line items]
Benchmark price per barrel at time transaction | $ / Boe		59.2										59.2
Commodity price risk | Fair value hedges | Australia
Disclosure of Financial Risk Management [line items]
Volume of gold hedged | oz			456,000	283,000					452,800	221,000		480,000			600,000			400,000	1,000,000	1,000,000	1,000,000
Strike price of gold | $ / oz				1,751						1,714
Average strike price of gold hedged | $ / oz																			2,190	2,190	2,190
Mark to market value, liabilities																						$ 27.3					35.5
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss																			$ 31.4	$ 41.8		201.4	$ 292.2
Unrealized gain (loss) on hedge ineffectiveness																			5.8	$ 7.7		71.8	104.0
Commodity price risk | Fair value hedges | Australia | Cash settled swap transaction contracts
Disclosure of Financial Risk Management [line items]
Swap price per barrel hedged | $ / Boe												74.0		61.2
Volume of diesel hedged | l												75,000,000		77,500,000
Benchmark price per barrel at time transaction | $ / Boe														49.9
Usage Percentage												50.00%
Commodity price risk | Fair value hedges | Australia | Cash settled swap transaction contracts | Brent crude
Disclosure of Financial Risk Management [line items]
Benchmark price per barrel at time transaction | $ / Boe		57.4										57.4
Commodity price risk | Fair value hedges | Zero cost collar | Ghana
Disclosure of Financial Risk Management [line items]
Volume of gold hedged | oz		(175,000)
Commodity price risk | Fair value hedges | Zero cost collar | Australia
Disclosure of Financial Risk Management [line items]
Volume of gold hedged | oz				173,000								(270,000)
Commodity price risk | Fair value hedges | Average rate forwards | Ghana
Disclosure of Financial Risk Management [line items]
Volume of gold hedged | oz												(100,000)
Mark to market value, liabilities																						0.0
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss																			36.4
Commodity price risk | Fair value hedges | Average rate forwards | Australia
Disclosure of Financial Risk Management [line items]
Volume of gold hedged | oz												(210,000)
Commodity price risk | Fair value hedges | Floor rate | Peru
Disclosure of Financial Risk Management [line items]
Number of tonnes committed under contract | t													24,000
Strike price of copper | $ / t											6,600		6,525
Commodity price risk | Fair value hedges | Floor rate | Ghana
Disclosure of Financial Risk Management [line items]
Strike price of gold		1,400										1,364					1,300
Commodity price risk | Fair value hedges | Floor rate | Australia
Disclosure of Financial Risk Management [line items]
Strike price of gold | $ / oz			1,800						1,703
Average strike price of gold hedged | $ / oz												1,933
Commodity price risk | Fair value hedges | Floor rate | Zero cost collar | Australia
Disclosure of Financial Risk Management [line items]
Strike price of gold | $ / oz				1,720
Commodity price risk | Fair value hedges | Interest rate caps | Peru
Disclosure of Financial Risk Management [line items]
Strike price of copper | $ / t											7,431		7,382
Commodity price risk | Fair value hedges | Interest rate caps | Ghana
Disclosure of Financial Risk Management [line items]
Strike price of gold		1,557										1,449					1,418
Commodity price risk | Fair value hedges | Interest rate caps | Australia
Disclosure of Financial Risk Management [line items]
Strike price of gold			1,869						1,767
Average strike price of gold hedged | $ / oz												2,014
Commodity price risk | Fair value hedges | Interest rate caps | Zero cost collar | Australia
Disclosure of Financial Risk Management [line items]
Strike price of gold | $ / oz				1,789
Commodity price risk | Fair value hedges | Forward rates | Ghana
Disclosure of Financial Risk Management [line items]
Strike price of gold | $ / oz												1,382
Commodity price risk | Fair value hedges | Forward rates | Australia
Disclosure of Financial Risk Management [line items]
Strike price of gold | $ / oz												1,957
Currency risk | Fair value hedges | Salares Norte
Disclosure of Financial Risk Management [line items]
Mark to market value, liabilities																			6.8
Currency risk | Salares Nortes | Forward contract
Disclosure of Financial Risk Management [line items]
Face amount of borrowings																										$ 544.5
Mark to market value, liabilities																			6.8			86.0
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss																			32.9			5.2
Unrealized gain (loss) on hedge ineffectiveness																			92.9			86.0
South Africa | Fair value hedges | Interest rate caps | South deep | Zero cost collar
Disclosure of Financial Risk Management [line items]
Volume of gold hedged | oz		(100,000)
South Africa | Fair value hedges | Interest rate caps | South deep | Average rate forwards
Disclosure of Financial Risk Management [line items]
Volume of gold hedged | oz		(100,000)
South Africa | Commodity price risk | Fair value hedges
Disclosure of Financial Risk Management [line items]
Mark to market value, liabilities																						0.0			R 0.0
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss																			95.4		R (1,562.6)
Unrealized gain (loss) on hedge ineffectiveness																			$ 10.7		R 176.0
South Africa | Commodity price risk | Fair value hedges | Cash settled average rate forwards
Disclosure of Financial Risk Management [line items]
Volume of gold hedged | oz		200,000
South Africa | Commodity price risk | Fair value hedges | South deep | Cash settled average rate forwards
Disclosure of Financial Risk Management [line items]
Volume of gold hedged | oz																112,613
Strike price of gold | kg					617,000											617,000
South Africa | Commodity price risk | Fair value hedges | Floor rate
Disclosure of Financial Risk Management [line items]
Strike price of gold | ZAR-kg		660,000
South Africa | Commodity price risk | Fair value hedges | Interest rate caps
Disclosure of Financial Risk Management [line items]
Strike price of gold | ZAR-kg		727,000
South Africa | Commodity price risk | Fair value hedges | Forward rates
Disclosure of Financial Risk Management [line items]
Strike price of gold | ZAR-kg		681,400
Australia | Currency risk
Disclosure of Financial Risk Management [line items]
Average strike rate | $ / USD				0.7150	0.7075	0.7182	0.7330	0.7517
Australia | Currency risk | Forward contract
Disclosure of Financial Risk Management [line items]
Face amount of borrowings				$ 50.0	$ 60.0	$ 100.0	$ 60.0																					$ 96.0
Mark to market value, liabilities																						0.0					$ 0.0
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss																						$ 0.3	$ 0.4